OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
12.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	As of December 31,
	2013	2014
	US$	US$

Rental and other deposits	2,312	2,261
Interest receivable	11,401	7,504
Issuance costs for convertible senior notes (Note 16)	8,256	5,670
Others	658	1,121

	22,627	16,556